Fees Summary	Mar. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,696,608.07
Previously Paid Amount	0
Total Fee Amount	565.95
Total Offset Amount	0
Net Fee	$ 565.95